Fair Value Measurements - Summary of fair value measurements inputs (Detail) - CIK 0001816261 Executive Network Partnering Corp - Fair Value, Inputs, Level III	Sep. 30, 2022 $ / shares Y	Dec. 31, 2021 $ / shares Y	Dec. 31, 2020 $ / shares Y
Measurement Input, Exercise Price [Member]
Fair Value Measurements
Fair Value Measurements	11.50	11.50	11.50
Measurement Input, Share price [Member]
Fair Value Measurements
Fair Value Measurements	9.98	9.81	10.01
Measurement Input, Expected Term [Member]
Fair Value Measurements
Fair Value Measurements | Y	5.00	5.00	5.00
Measurement Input, Price Volatility [Member]
Fair Value Measurements
Fair Value Measurements	8.50	14.20	17.00
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements
Fair Value Measurements	4.06	1.34	0.56
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurements
Fair Value Measurements	0.00	0.00	0.00
Probability of Success [Member]
Fair Value Measurements
Fair Value Measurements	90.00	80.00	100.00